<
                                 A Portfolio of

                        Franklin Mutual Series Fund Inc.

                                     [Logo]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual European Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                     MUTUAL
                                    EUROPEAN
                                      FUND

                                     [Logo]

                                     ANNUAL
                                     REPORT

                               December 31, 1996

                                     [Logo]

                         Mutual European Fund -- Class Z
                               Yearly Performance
                                  Total Return*

1996....................................................................  14.61%

--------------------------------------------------------------------------------
  Comparison of Changes in Value of $10,000 Investment in Mutual European Fund
                              MSCI AC Europe Index

 [The following table was represented as a line graph in the printed material.]

               Mutual European   MSCI AC Europe
                   Class Z           Index
               ---------------   --------------
Jul-96              10000            10000
Aug-96              10430            10193
Sep-96              10640            10401
Oct-96              10840            10638
Nov-96              11260            11173
Dec-96              11461            11395
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Aggregate Total Returns** Since November 1, 1996

Mutual European -- Class I.......86%     Mutual European -- Class II.......4.46%

* Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.
** As of November 1, 1996, the fund began offering Class I and Class II shares, which include sales charges and 12b-1 fees. Aggregate total return for Class I and II measures the change in value of an investment since inception and includes the maximum initial sales charges. Aggregate Total Return calculations assume reinvestment of dividends and capital gains at net asset value. Since the shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078

                                                               February 18, 1997

TO THE SHAREHOLDERS OF MUTUAL EUROPEAN FUND:

     Mutual European began on July 3rd, 1996, at a crossroads for European financial markets. On one hand restructurings and mergers continued to reap value for shareholders. On the other hand, the onerous requirements of the Maastricht criteria continued to suppress a sustained recovery for local businesses. The only escapees from economic stagnation were the rebels of Western Europe: Norway, which declined entry into the European Union (EU), and Sweden and the UK both of whom have lowered their currencies relative values in order to regain a competitive edge.

     This "good news/bad news" situation summarizes the markets as well as the economies. The bad news is companies can face problems that we do not dream of in the United States. Examples include France's inflexible job market and Britain's Labour Party threat of windfall taxes. The good news is simply this:
Europe is the stellar restructuring locale of the world. Stagnant markets have forced intelligent managements to overhaul their firms. As certain industries compete on a global scale, all competitors must face the same challenges: a merger in the U.S. affects a competitor in Germany. The company in Germany must respond efficiently or dwindle away.

     There will be fits and starts, but the signs are encouraging. Several markets are contemplating share-buybacks; and cross border acquisitions are accelerating (although cross border mergers remain elusive). We watch these changes with great interest.

     Mutual European's research team consists of a dozen analysts who use their expertise to analyze businesses on both sides of the Atlantic. The analyst who covers Merck (of New Jersey) understands Novartis (of Basel, Switzerland). The analysts who learned their trade investing in U.S. restructurings are applying their knowledge to Sweden and France.

     We feel no obligation to chase any particular market. We don't invest your money in any locale unless we find assets trading at a substantial discount to their true worth. We appreciate your joining our fund in its opening days.

                                    Sincerely,

                                           MICHAEL F. PRICE, President

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                                       4

                              MUTUAL EUROPEAN FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                         Number         Value
                                                        of Shares      (Note A)
                                                        ---------      --------
COMMON STOCK & OTHER EQUITY INTERESTS (56.93%)
    Banking (1.45%)
         Banco Pastor SA..........................         2,061      $  132,082
         Chase Manhattan Corp.....................        10,000         892,500
         Den Danske Bank..........................        29,500       2,379,436
         Den Norske Bank ASA......................       332,500       1,277,242
       * Sparbanken Sverige AB, A Shares..........        65,000       2,033,161
                                                                    ------------
                                                                       6,714,421
                                                                    ------------
    Chemicals (2.87%)
         BASF AG .................................       100,000       3,844,654
         Clariant AG..............................         9,700       4,152,484
         Laporte PLC..............................        90,000       1,061,351
         Rhone-Poulenc SA, Class A................       123,000       4,196,471
                                                                    ------------
                                                                      13,254,960
                                                                    ------------
    Communications (1.18%)
         A T & T Corp.............................        47,000       2,044,500
       * Cellular Communications
           International Inc......................        62,000       1,798,000
       * Telecel Comunicacaoes
           Pessoais SA............................        25,000       1,596,259
                                                                    ------------
                                                                       5,438,759
                                                                    ------------
    Computer & Electronic Equipment (1.23%)
       * ADB-Gruppen Mandator A.B.................         4,500          73,902
       * Circon Corp..............................       124,400       1,897,100
       * Intentia International AB................       100,000       1,495,634
       * Tecnost Mael SPA.........................       822,500       2,213,588
                                                                    ------------
                                                                       5,680,224
                                                                    ------------
    Conglomerates (8.43%)
         Atle AB..................................       420,000       4,742,040
         Bergman & Beving AB......................        12,100         393,880
         BTR PLC..................................       500,000       2,432,590
       * Cie Financiere Richemont
           AG, Class A............................         2,400       3,370,938
       * Corporacion Financiera
           Reunida SA.............................       555,458       1,822,647
         Hanson PLC...............................     2,960,000       4,158,016
         Investor AB, B Shares....................        67,300       2,975,278
         Kinnevik AB, B Shares....................       224,000       6,174,916
         Lagardere S.C.A..........................       110,000       3,021,022
       * RGI NV, Resource Group
           International..........................       195,100       1,988,319
         Rue Imperiale De Lyon AB.................           100          98,075
         Tomkins PLC..............................     1,691,194       7,822,359
                                                                    ------------
                                                                      39,000,080
                                                                    ------------
    Construction (2.64%)
       * Cimpor Cementos de Portugal SA...........       245,000       5,274,492
         Hollandsche Beton Groep NV...............        33,561       6,957,128
                                                                    ------------
                                                                      12,231,620
                                                                    ------------
    Consumer Products & Services (3.29%)
         B.A.T Industries PLC.....................       625,000       5,192,808
         Esselte AB, A Shares   ..................       162,000       3,681,899
         Esselte AB, B Shares   ..................        29,400         650,953
         Sophus Berendsen A/S, Class B............        25,000       3,217,864
         Vendome Luxury Group PLC.................       270,000       2,456,059
                                                                    ------------
                                                                      15,199,583
                                                                    ------------
    Entertainment & Media (4.08%)
         Comcast Corp., Class A...................        43,434         773,668
         EMI Group PLC............................       300,000       7,117,895
       * Endemol Entertainment Holdings...........        60,000       1,998,262
       * Pathe SA.................................        21,225       5,116,924
       * P4 Radio Hele Norge ASA..................        10,000          90,938
       * Tv 4 AB, Class A.........................       183,000       3,756,681
                                                                    ------------
                                                                      18,854,368
                                                                    ------------
    Financial Services (1.33%)
       * C.E. Heath PLC...........................       150,000         218,418
         Compagnie de Suez SA.....................        85,000       3,616,393
         Mercury Finance Co.......................       189,100       2,316,475
                                                                    ------------
                                                                       6,151,286
                                                                    ------------
    Food & Beverages (2.66%)
         Cadbury Schweppes PLC....................       438,849       3,702,558
         Heineken Holding NV......................        34,250       5,356,212
         Orkla ASA, Class B.......................        51,005       3,230,796
                                                                    ------------
                                                                      12,289,566
                                                                    ------------
    Industrial (6.84%)
         Aker A/S, Series A.......................       100,000       2,226,403
         Aker A/S, Series B.......................        85,500       1,729,304
         CGIP, Compagnie Generale
           Industrie de Participation.............         6,500       1,793,925
         Compagnie Fives-Lille    ................        29,798       2,816,012
         Finnveden Invest AB, Class B.............       486,400       8,772,510
       * Hexagon AB, Class B......................       204,457       5,162,160
       * LucasVarity PLC..........................        18,536          70,652
       * Lyonnaise des Eaux SA....................        57,824       5,385,383
         Marine-Wendel SA.........................        21,850       2,005,902

                                                         Number         Value
                                                        of Shares      (Note A)
                                                        ---------      --------
         SIG Swiss Industrial Company
           Holding Ltd., Registered...............         1,370     $ 1,663,242
                                                                    ------------
                                                                      31,625,493
                                                                    ------------
    Insurance (4.34%)
         Assurances Generales de France...........       132,305       4,274,077
       * Axa SA...................................        67,000       4,264,224
         Koelnische Rueckversicherungs AG.........           906         677,218
       * La France SA    .........................        13,525       2,924,113
         Royal & Sun Alliance Insurance
           Group PLC..............................       361,800       2,764,292
         SCOR SA..................................       108,500       3,818,949
         Sedgwick Group, PLC......................       600,000       1,351,629
                                                                    ------------
                                                                      20,074,502
                                                                    ------------
    Investment Companies (0.74%)
       * Financiere Et Industrielle Gaz
           Et Eaux SA.............................         7,746       3,164,132
       * Mercury European Privatisation
           Trust PLC, Warrants....................       540,000         277,521
                                                                    ------------
                                                                       3,441,653
                                                                    ------------
    Natural Resources (2.21%)
       * Bouygues Offshore SA, ADR................        62,700         807,263
       * Clyde Petroleum PLC......................     1,250,000       2,505,396
         Saga Petroleum A/S, B Shares.............       233,200       3,656,319
         Societe Elf Aquitane SA..................        35,600       3,242,793
                                                                    ------------
                                                                      10,211,771
                                                                    ------------
    Printing & Publishing (5.90%)
       * A Pressen AS, A Shares...................       166,400       4,043,901
         Aamulehti Yhtymae Oy-II..................        25,000         760,870
       * AC Nielsen Corp..........................         6,666         100,823
         Cognizant Corp...........................        20,000         660,000
         De Telegraaf Holding NV..................       205,760       4,338,062
         Dun & Bradstreet Corp....................        20,000         475,000
         Midland Independent
           Newspaper PLC..........................     1,580,200       3,546,206
         Mirror Group PLC.........................       700,000       2,578,203
         Pearson PLC..............................       431,000       5,533,876
         Scripps (E.W.) Co., Class A..............        37,500       1,312,500
         United News & Media PLC..................       328,869       3,926,777
                                                                    ------------
                                                                      27,276,218
                                                                    ------------
    Real Estate (5.31%)
       * Diligentia AB............................        50,000         788,141
       * Fastighets AB Tornet, Class A............       227,506       3,469,376
       * German City Estates NV...................        57,400         887,680
       * Lodet Fastighets AB......................       255,000         261,736
         Norrporten Fastighets AB.................         1,300          23,637

                                                         Number
                                                        of Shares
                                                      or Principal      Value
                                                         Amount        (Note A)
                                                        ---------      --------
         Santa Anita Realty Enterprises Inc.......       266,400     $ 6,993,000
       * Scandic Hotels AB........................       428,000       7,154,410
       * Wallenstam Byggnads AB, Class B..........       600,000       4,970,784
                                                                    ------------
                                                                      24,548,764
                                                                    ------------
    Transportation (2.15%)
         Florida East Coast Industries Inc.  .....        14,000       1,223,250
         Helikopter Services Group ASA............       397,200       5,168,956
       * KTM-Motorradholding AG...................        22,000       1,228,937
         Railtrack Group PLC, Partly Paid.........       350,000       2,322,737
                                                                    ------------
                                                                       9,943,880
                                                                    ------------
    Utilities (0.28%)
       * Thames Water Group PLC...................       125,000       1,316,939
                                                                    ------------

         TOTAL COMMON STOCK &
         OTHER EQUITY INTERESTS                                      263,254,087
                                                                    ------------

CORPORATE BONDS AND NOTES (2.26%)
         Aamulehti Yhtymae Oy,
           6.00%, 11/19/98, conv.........FIM           3,750,000       2,853,261
         Olivetti International NV,
           3.75%, 12/31/99, conv.........ITL       4,000,000,000       2,467,018
         Uniholding Corp., Promissory
           Note, 1/01/97....................      $    6,200,000       5,146,000
                                                                    ------------
                                                                      10,466,279
                                                                    ------------

BONDS AND NOTES IN REORGANIZATION (1.91%)
       * Anchor Glass Container Corp.,
           7.43%, 7/15/98.........................       478,265         478,265
       * Anchor Glass Container Corp.,
           9.91%, 7/15/98.........................       121,259         126,716
       * Eurotunnel Finance Limited,
           Bank Debt, Tranche B............... FRF    25,000,000       1,880,424
       * Fokker NV, 6.25%, 11/04/98........... DEM       250,000          29,249
       * Fokker NV,
           Floating Rate, 8/26/96............. DEM     4,000,000         467,988
       * Fokker NV,
           7.50%, 6/29/96..................... DEM     2,500,000         292,493
       * Northampton Business Parks,
           Bank Claim..........................GBP     9,124,783       5,549,214
                                                                    ------------
                                                                       8,824,349
                                                                    ------------

                                                      Principal         Value
                                                       Amount          (Note A)
                                                      ---------        --------
U.S GOVERNMENT AGENCY
  DISCOUNT NOTES (37.67%)
         Federal Home Loan Bank System,
           5.220%, 1/09/97........................   $ 1,500,000     $ 1,498,260
           5.460%, 2/27/97........................     8,000,000       7,930,840
           5.500%, 4/22/97........................     5,000,000       4,918,910
           5.200%, 5/08/97........................     5,000,000       4,907,750
           5.320%, 5/23/97........................     1,400,000       1,371,119
           5.350%, 6/24/97........................     1,200,000       1,169,492
           5.220%, 7/23/97........................    30,000,000      29,111,880
           5.280%, 9/10/97........................     1,500,000       1,444,875

         Federal Home Loan Mortgage Corp.,
           5.460%, 1/14/97........................    15,000,000      14,970,425

         Federal National Mortgage Association,
           5.510%, 1/13/97........................     1,000,000         998,163
           5.320%, 1/17/97........................     1,800,000       1,795,744
           5.220%, 2/03/97........................     2,600,000       2,587,559
           5.360%, 2/10/97........................    15,000,000      14,910,667
           5.240%, 2/18/97........................     2,000,000       1,986,027
           5.500%, 3/06/97........................     6,900,000       6,834,988
           5.300%, 3/10/97........................     1,200,000       1,187,806
           5.480%, 3/14/97........................     2,000,000       1,978,960
           5.490%, 3/17/97........................     2,000,000       1,977,584
           5.320%, 3/24/97........................    15,000,000      14,816,190
           5.240%, 4/10/97........................    10,000,000       9,853,980
           5.240%, 4/11/97........................     5,000,000       4,926,945
           5.179%, 5/01/97........................     1,700,000       1,670,364
           5.500%, 5/13/97........................     2,400,000       2,353,975
           5.230%, 5/16/97........................     3,500,000       3,431,358
           5.230%, 5/19/97........................     5,000,000       4,897,460
           5.150%, 6/05/97........................     1,300,000       1,270,783
           5.180%, 6/06/97........................     2,400,000       2,345,712
           5.490%, 6/17/97........................     2,200,000       2,146,727
           5.230%, 6/25/97........................    15,000,000      14,619,375
           5.240%, 6/30/97........................     2,000,000       1,947,800
           5.250%, 6/30/97........................     2,305,000       2,244,840
           5.420%, 7/11/97........................     3,300,000       3,208,606
           5.305%, 9/18/97........................     3,000,000       2,885,058
                                                                    ------------
                                                                     174,200,222
                                                                    ------------

OPTIONS (0.45%)
                                                        Contracts
                                                        ---------
    (R)* Cityscape Financial Corp.,
           January/20/Call........................         880         2,079,000
                                                                    ------------
         TOTAL INVESTMENTS IN
           SECURITIES (99.22%)....................                  $458,823,937
                                                                    ------------

*   Non-income producing securities.

(R) Restricted securities.

    The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

Currency Type Abbreviations:

Principal amount is stated in United States dollars unless otherwise noted.

    ATS   --   Austrian schilling
    GBP   --   British pound
    DKK   --   Danish krone
    NLG   --   Dutch guilder
    FIM   --   Finnish markka
    FRF   --   French franc
    DEM   --   German Deutsche mark
    ITL   --   Italian lira
    NOK   --   Norwegian krone
    PTE   --   Portuguese escudo
    ESP   --   Spanish peseta
    SEK   --   Swedish krona
    CHF   --   Swiss franc

Distribution of investments by country:

As a percentage of total investments in securities.

    United States.................................            44.1%
    United Kingdom................................            14.8
    Sweden........................................            12.3
    France........................................            11.0
    Norway........................................             5.1
    Netherlands...................................             4.4
    Switzerland...................................             2.0
    Portugal......................................             1.5
    Denmark.......................................             1.2
    Italy.........................................             1.1
    Germany.......................................             1.0
    Other (individually less than 1%).............             1.5
                                                             -----
    Total.........................................           100.0%
                                                             =====

See notes to financial statements.

                              MUTUAL EUROPEAN FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996
                                     ASSETS

Investments in Securities, at Value (cost $430,292,422) ......    $ 458,823,937
Cash .........................................................          530,404
Receivables:
    Investment Securities Sold ...............................        6,800,225
    Capital Stock Subscribed .................................        1,888,609
    Dividends ................................................          236,292
    Interest .................................................          118,184
    Fee Reimbursed ...........................................           73,152
                                                                  -------------
         TOTAL ASSETS ........................................      468,470,803
                                                                  -------------
                                   LIABILITIES
Payables:
    Investment Securities Purchased ..........................        5,023,495
    Capital Stock Repurchased ................................          449,841
    Investment Advisory Fees .................................          293,344
    Accrued Expenses and Other Liabilities ...................          149,932
    Net Payable for Foreign Currency Exchange Contracts ......          105,235
                                                                  -------------
        TOTAL LIABILITIES ....................................        6,021,847
                                                                  -------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ...........    $ 462,448,956
                                                                  =============
                            COMPOSITION OF NET ASSETS
Paid In Capital ..............................................    $ 430,067,727
Undistributed Net Investment Income ..........................          580,686
Accumulated Net Realized Gain on Investments and Foreign
    Currency Transactions ....................................        3,364,491
Net Unrealized Appreciation of Investments ...................       28,531,515
Net Unrealized Depreciation of Foreign Currency Exchange
    Contracts and Dividends ..................................          (95,463)
                                                                  -------------
            TOTAL NET ASSETS .................................    $ 462,448,956
                                                                  =============
Class Z
    Net Asset Value per Share (Offering and Redemption
      Price per Share)
        ($450,495,190 / 39,546,933 shares outstanding) .......    $       11.39
                                                                  =============
Class I
    Net Asset Value per Share
        ($9,199,892 / 808,273 shares outstanding) ............    $       11.38
                                                                  =============
    Maximum Offering Price
        ($11.38 / 95.5%) .....................................    $       11.92
                                                                  =============
Class II
    Net Asset Value per Share
        ($2,753,874 / 242,005 shares outstanding) ............    $       11.38
                                                                  =============
    Maximum Offering Price
        ($11.38 / 99.0%) .....................................    $       11.49
                                                                  =============

                       See notes to financial statements.

                              MUTUAL EUROPEAN FUND
                             STATEMENT OF OPERATIONS
    For Period July 3, 1996 (Commencement of Operations) to December 31, 1996


INVESTMENT INCOME:
Income:
    Dividends
      (Net of Foreign Withholding - $76,402) .........  $     796,851
    Interest .........................................      2,724,820
                                                        -------------
TOTAL INCOME .........................................                      $   3,521,671
Expenses:
    Investment Advisory Fees .........................        949,616
    Shareholder Servicing Costs ......................        188,383
    Administrative ...................................         76,315
    Distribution Fees
      Class I ........................................          3,373
      Class II .......................................          1,008
    Registration and Filing Fees .....................        129,800
    Shareholder Reports ..............................         16,239
    Legal Fees .......................................          5,634
    Auditing Fees ....................................         14,317
    Insurance ........................................             70
    Directors' Fees and Expenses .....................          1,920
    Miscellaneous ....................................          2,359
                                                        -------------
TOTAL EXPENSES .......................................                          1,389,034
                                                                            -------------
    Less Expenses Reimbursed .........................                            (73,152)
                                                                            -------------
TOTAL EXPENSES LESS REIMBURSEMENT ....................                          1,315,882
                                                                            -------------
              NET INVESTMENT INCOME ..................                          2,205,789
                                                                            -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    Net Realized Gain on Investments and Foreign
      Currency Transactions ..........................                          4,653,655
    Net Realized Loss on Securities Sold Short .......                           (139,150)
    Change in Unrealized Appreciation of Investments
      and Foreign Currency Transactions ..............                         28,436,052
                                                                            -------------
              NET GAIN ON INVESTMENTS ................                         32,950,557
                                                                            -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........                      $  35,156,346
                                                                            =============

See notes to financial statements.

                              MUTUAL EUROPEAN FUND
                       STATEMENT OF CHANGES IN NET ASSETS
    For Period July 3, 1996 (Commencement of Operations) to December 31, 1996


INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net Investment Income .....................................   $   2,205,789
    Net Realized Gain on Investments and Foreign Currency
        Transactions ..........................................       4,514,505
    Change in Unrealized Appreciation of Investments ..........      28,436,052
                                                                  -------------
        NET INCREASE IN NET ASSETS
          FROM OPERATIONS .....................................      35,156,346
                                                                  -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income
        Class Z ...............................................      (1,947,610)
        Class I ...............................................         (25,784)
        Class II ..............................................          (7,669)
    Net Realized Gain on Investments
        Class Z ...............................................        (779,044)
        Class I ...............................................         (10,995)
        Class II ..............................................          (4,015)
                                                                  -------------

        TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................      (2,775,117)
                                                                  -------------
CAPITAL STOCK TRANSACTIONS:
        Class Z ...............................................     418,343,037
        Class I ...............................................       9,032,503
        Class II ..............................................       2,692,187
                                                                  -------------
NET INCREASE IN NET ASSETS ....................................     462,448,956
NET ASSETS:
    Beginning of Period .......................................               0
                                                                  -------------
    End of Period -- Including Undistributed Net Investment
      Income of $580,686.......................................    $ 462,448,956
                                                                  --------------

See notes to financial statements.

                              MUTUAL EUROPEAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Mutual European Fund is a portfolio of Franklin Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series Fund currently consists of five portfolios: Mutual European Fund, Mutual Qualified Fund, Mutual Shares Fund, Mutual Beacon Fund and Mutual Discovery Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual European Fund (the "Fund") only.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

     Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

     Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

     Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

     Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option

                              MUTUAL EUROPEAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

     Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

     Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

     Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- MERGER OF HEINE SECURITIES CORPORATION AND FRANKLIN RESOURCES

     On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc. ("FRI") and Heine Securities Corporation ("Heine"), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. ("FMA"), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

NOTE C -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Certain officers of the Fund are also directors or officers of FMA, Franklin Templeton Distributors, Inc. ("FTD") and Franklin Templeton Investor Services, Inc. ("FTIS"), the Fund's investment adviser, principal underwriter for Class I and II, and transfer agent, respectively.

     For the period ended December 31, 1996, the Advisers received fees of $949,616 for investment management and advisory services under the investment advisory agreements. The fee was paid monthly based on average daily

                              MUTUAL EUROPEAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

net assets at the annual rate of eight-tenths of one percent. Prior to November 1, 1996, administrative personnel and services were provided at approximate cost by Heine. On November 1, 1996 Franklin Templeton Services, Inc. ("FTSI") became the Fund's administrative manager. The Fund pays FTSI monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Series Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% per annum of such average net assets in excess of $1.2 billion. The Fund paid FTSI fees of $57,060 through December 31, 1996. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The Franklin Group and FMA have also voluntarily reimbursed the Fund for additional 1996 expenses of $25,403. The total of all reimbursements is set forth in the statement of operations. For the period ended December 31, 1996, FTD paid net commissions of $1,291 from the sale of the Fund's shares and FTIS received fees of $67,209.

     Clearwater Securities, Inc. ("Clearwater") is a registered securities dealer which is owned by Michael F. Price, President of FMA. Through October 31, 1996, the Fund executed certain security transactions with Clearwater, and paid brokerage commissions totaling $4,037. Effective November 1, 1996, security transactions were no longer executed with Clearwater.

     Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charge paid to FTD for the period ended December 31, 1996.

NOTE D -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the period ended December 31, 1996 aggregated $305,035,611 and $53,054,797, respectively.

     For Federal income tax purposes, the identified cost of investments at December 31, 1996 was $430,352,371. Net unrealized appreciation for all securities at December 31, 1996, based on Federal income tax cost, amounted to $28,471,566 consisting of aggregate gross unrealized appreciation of $31,444,474 and aggregate gross unrealized depreciation of $2,972,908.

NOTE E -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1996 follows:


                                                     Acquisition
Name of Issuer                                          Date           Value
--------------                                       ----------      ----------
Option
  Cityscape Financial Corp., January/20/Call          11/25/96       $2,079,000
                                                                     ----------
Total restricted securities: (Cost $1,760,000)
  (0.45% of Net Assets)                                              $2,079,000
                                                                     ==========

                              MUTUAL EUROPEAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE F -- FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1996, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                     Net Unrealized
               Contracts to Deliver      In Exchange for    Settlement Date         Value      Appreciation/(Depreciation)
               --------------------      ---------------    ---------------         -----      ---------------------------
Sales
  ATS               13,000,000            $ 1,193,044           2/11/97          $ 1,203,103          $ (10,059)
  CHF               11,038,884              8,427,880           3/10/97            8,303,415            124,465
  DEM                7,509,263              4,983,475           3/18/97            4,904,617             78,858
  DKK               28,421,515              4,929,969           4/24/97            4,854,501             75,468
  ESP              219,197,466              1,674,450           2/18/97            1,686,453            (12,003)
  FIM               29,600,419              6,681,810           3/03/97            6,460,505            221,305
  FRF              253,395,085             49,335,517           2/28/97           49,031,130            304,387
  GBP                8,687,454             14,495,599           2/18/97           14,866,934           (371,335)
  GBP                9,000,000             14,926,950           3/18/97           15,390,315           (463,365)
  GBP                2,380,240              3,778,707           5/16/97            4,063,374           (284,667)
  GBP                9,000,000             14,882,400           6/18/97           15,348,969           (466,569)
  GBP                8,246,568             13,605,188           8/18/97           14,038,191           (433,003)
  ITL            6,099,425,918              4,006,562           1/02/97            4,023,368            (16,806)
  ITL            6,099,425,918              3,956,427           7/02/97            3,997,760            (41,333)
  NLG               27,233,423             16,269,384           3/17/97           15,850,111            419,273
  NLG                4,197,815              2,459,536           6/10/97            2,457,389              2,147
  NOK              150,511,892             23,227,144           6/09/97           23,773,588           (546,444)
  PTE              975,400,000              6,246,177           1/17/97            6,288,584            (42,407)
  SEK               35,286,738              5,368,408           1/21/97            5,178,066            190,342
  SEK               31,178,095              4,716,675           2/18/97            4,580,882            135,793
  SEK              185,798,461             27,993,227           5/15/97           27,406,608            586,619
  SEK               55,552,421              8,416,395           7/21/97            8,219,545            196,850
  SEK               50,303,818              7,602,784           8/15/97            7,451,037            151,747
                                         ------------                           ------------          ---------
                                         $249,177,708                           $249,378,445           (200,737)
                                         ============                           ============          ---------

Purchases
                   $ 3,107,592   FIM       14,034,621           3/03/97          $ 3,063,157            (44,435)
                     1,472,245   GBP          909,374           5/16/97            1,552,417             80,172
                     3,982,648   ITL    6,099,425,918           1/02/97            4,023,368             40,720
                     2,874,719   SEK       19,719,998           1/21/97            2,893,764             19,045
                   -----------                                                   -----------          ---------
                   $11,437,204                                                   $11,532,706             95,502
                   ===========                                                   ===========          =========
                                                                                                      $(105,235)
                                                                                                      =========

Currency type abbreviations are explained on page 7.

                              MUTUAL EUROPEAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE G -- CAPITAL STOCK

     Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. All Fund shares outstanding before that date were designated class Z shares. All classes of shares have the same rights, except for their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. At December 31, 1996, there were 400 million shares authorized ($0.001 par value). Transactions in capital stock were as follows:

                                                              Class Z
                                                   -----------------------------
                                                          For the period
                                                           July 3, 1996
                                                   (commencement of operations)
                                                       to December 31, 1996
                                                   -----------------------------
                                                      Shares          Amount
                                                      ------          ------
Shares sold ....................................    42,171,939    $ 446,968,711
Shares issued in reinvestment of dividends .....       229,503        2,586,502
Shares redeemed ................................    (2,854,509)     (31,212,176)
                                                   -----------    -------------
  Net Increase .................................    39,546,933    $ 418,343,037
                                                   ===========    =============

                                                              Class I
                                                   -----------------------------
                                                          For the period
                                                         November 1, 1996
                                                       to December 31, 1996
                                                   -----------------------------
                                                      Shares          Amount
                                                      ------          ------
Shares sold ....................................       813,014      $ 9,085,283
Shares issued in reinvestment of dividends .....         2,838           31,814
Shares redeemed ................................        (7,579)         (84,594)
                                                   -----------    -------------
  Net Increase .................................       808,273      $ 9,032,503
                                                   ===========    =============

                                                              Class II
                                                   -----------------------------
                                                           For the period
                                                          November 1, 1996
                                                        to December 31, 1996
                                                   -----------------------------
                                                      Shares          Amount
                                                      ------          ------
Shares sold ....................................       242,959      $ 2,703,061
Shares issued in reinvestment of dividends .....           860            9,680
Shares redeemed ................................        (1,814)         (20,554)
                                                   -----------    -------------
  Net Increase .................................       242,005      $ 2,692,187
                                                   ===========    =============

     Michael Price, President of the Fund's investment adviser, is the record owner of 14,024,208 Class Z shares as of December 31, 1996.

                              MUTUAL EUROPEAN FUND
                              FINANCIAL HIGHLIGHTS

 (Selected data for a share of capital stock outstanding throughout each period)

                                                     Class Z                      Class I                    Class II
                                              --------------------         --------------------        --------------------
                                                 For the period               For the period              For the period
                                                July 3, 1996 (a)           November 1, 1996 (b)        November 1, 1996 (b)
                                              to December 31, 1996         to December 31, 1996        to December 31, 1996
                                              --------------------         --------------------        --------------------
Net Asset Value,
   Beginning of Period ..................          $   10.00                    $   10.84                     $   10.84
                                                   ---------                    ---------                     ---------
   Income from Investment Operations:
   Net Investment Income ................                .06                          .03                           .02
   Net Gains or Losses on Securities
     (realized and unrealized) ..........               1.40                          .58                           .58
                                                   ---------                    ---------                     ---------
   Total from Investment Operations .....               1.46                          .61                           .60
                                                   ---------                    ---------                     ---------
   Less Distributions:
   Dividends (from net investment income)                .05                          .05                           .04
   Distributions (from capital gains) ...                .02                          .02                           .02
                                                   ---------                    ---------                     ---------
     Total Distributions ................                .07                          .07                           .06
                                                   ---------                    ---------                     ---------
Net Asset Value,
   End of Year ..........................          $   11.39                    $   11.38                     $   11.38
                                                   =========                    =========                     =========
Total Return ............................              14.61%+                       5.61%++                       5.52%+++
                                                   =========                    =========                     =========
Ratios/Supplemental Data:
Net Assets, End of Year (millions) ......          $     450                    $       9                     $       3
Ratio of Expenses to Average Net Assets .               1.15%*                       1.42%*                        2.04%*
Ratio of Expenses, net of reimbursement,
   to Average Net Assets ................               1.09%*                       1.32%*                        1.94%*
Ratio of Net Investment Income
   to Average Net Assets ................               1.87%*                       1.44%*                         .79%*
Portfolio Turnover Rate .................              36.75%                       36.75%                        36.75%
Average Commission Per Share ............          $    .023                    $    .023                     $    .023

+   Not annualized for periods of less than one year.
++ Total return does not reflect sales commissions. Not annualized for periods of less than one year.
+++ Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
*   Annualized.
(a) Commencement of operations.
(b) Commencement of offering of sales.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MUTUAL SERIES FUND INC.

     We have audited the accompanying statement of assets and liabilities of Mutual European Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund") (formerly Mutual Series Fund Inc.), including the schedule of investments, as of December 31, 1996, the related statement of operations and the statement of change in net assets for the period from July 3, 1996 (commencement of operations) to December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual European Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                             Ernst & Young LLP


Boston, Massachusetts
February 7, 1997

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                                 Ann Torre Grant
                              Andrew H. Hines, Jr.
                               Peter A. Langerman
                               William J. Lippman
                               Bruce A. MacPherson
                                Fred R. Millsaps
                                  Leonard Rubin
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                            James R. Baio, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                      Larry L. Greene, Assistant Secretary
                         Lily Simo, Assistant Secretary
                     Karen L. Skidmore, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                   Franklin Templeton Investor Services, Inc.

                              PRINCIPAL UNDERWRITER
                      Franklin Templeton Distributors, Inc.